Net Earnings Per Share	12 Months Ended
Dec. 31, 2019
Earnings Per Share [Abstract]
NET EARNINGS PER SHARE
NOTE 17:-	NET EARNINGS PER SHARE

The following table sets forth the computation of basic and diluted net earnings per share:

	Year ended December 31,
	2019	2018	2017

Net income attributable to Magic shareholders	$20,266	$19,883	$15,442
Accretion of redeemable non-controlling interests	$(7,471)	$(1,726)	$-
Net income attributable to Magic shareholders after accretion of redeemable non-controlling interests	$12,795	$18,157	$15,442

Weighted average Ordinary shares outstanding:

Denominator for basic net earnings per share	48,896,163	46,665,042	44,435,671
Effect of dilutive securities	97,920	131,648	161,548

Denominator for diluted net earnings per share	48,994,083	46,796,690	44,597,219

Basic and Diluted earnings per share	$0.26	$0.39	$0.35